DEBT - Schedule of debt (Details) - USD ($)	Jun. 30, 2022	May 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Long-term debt	$ 1,210,075,000
Deferred charges	(12,606,000)		$ (11,378,000)
Total debt	1,197,469,000		1,262,345,000
Less: current portion	(96,070,000)		(105,864,000)
Total	1,101,399,000		1,156,481,000
U.S. dollar denominated floating rate debt
Debt Instrument [Line Items]
Long-term debt	1,210,075,000		1,273,723,000
$275.0 million term loan and revolving facility
Debt Instrument [Line Items]
Debt instrument, face amount	275,000,000.0	$ 275,000,000
Long-term debt	275,000,000		0
$304.0 million loan and revolving facility
Debt Instrument [Line Items]
Debt instrument, face amount	304,000,000.0
Long-term debt	225,970,000		235,315,000
$155.3 million term loan
Debt Instrument [Line Items]
Debt instrument, face amount	155,300,000
Long-term debt	95,373,000		121,573,000
$93.75 million term loan
Debt Instrument [Line Items]
Debt instrument, face amount	93,750,000
Long-term debt	74,027,000		77,314,000
$131.79 million term loan
Debt Instrument [Line Items]
Debt instrument, face amount	131,790,000
Long-term debt	93,768,000		98,681,000
$420.0 million term loan
Debt Instrument [Line Items]
Debt instrument, face amount	420,000,000.0
Long-term debt	0		280,387,000
$175.0 million term loan and revolving facility
Debt Instrument [Line Items]
Debt instrument, face amount	175,000,000.0
Long-term debt	117,432,000		122,477,000
$260.0 million term loan
Debt Instrument [Line Items]
Debt instrument, face amount	260,000,000.0
Long-term debt	250,715,000		256,905,000
$120.0 million term loan
Debt Instrument [Line Items]
Debt instrument, face amount	120,000,000.0
Long-term debt	$ 77,790,000		$ 81,071,000